Cover Page Document	Jul. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity File Number	1-3526
Entity Registrant Name	The Southern Company
Entity Tax Identification Number	58-0690070
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Ivan Allen Jr. Boulevard, N.W
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092122
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SO
Security Exchange Name	NYSE
Series 2017B 5.25% Junior Subordinated Notes due 2077
Document Information [Line Items]
Title of 12(b) Security	Series 2017B 5.25% Junior Subordinated Notes due 2077
Trading Symbol	SOJC
Security Exchange Name	NYSE
Series 2020A 4.95% Junior Subordinated Notes Due 2080 [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 2020A 4.95% Junior Subordinated Notes due 2080
Trading Symbol	SOJD
Security Exchange Name	NYSE
Series 2020C 4.20% Junior Subordinated Notes due 2060
Document Information [Line Items]
Title of 12(b) Security	Series 2020C 4.20% Junior Subordinated Notes due 2060
Trading Symbol	SOJE
Security Exchange Name	NYSE
Series 2021B 1.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2081
Document Information [Line Items]
Title of 12(b) Security	Series 2021B 1.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2081
Trading Symbol	SO 81
Security Exchange Name	NYSE
Series 2025A 6.50% Junior Subordinated Notes due 2085
Document Information [Line Items]
Title of 12(b) Security	Series 2025A 6.50% Junior Subordinated Notes due 2085
Trading Symbol	SOJF
Security Exchange Name	NYSE
2025 Series A Corporate Units
Document Information [Line Items]
Title of 12(b) Security	2025 Series A Corporate Units
Trading Symbol	SOMN
Security Exchange Name	NYSE
Alabama Power Company
Document Information [Line Items]
Entity File Number	1-3164
Entity Registrant Name	Alabama Power Company
Entity Tax Identification Number	63-0004250
Entity Incorporation, State or Country Code	AL
Entity Address, Address Line One	600 North 18th Street
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	257-1000
Entity Emerging Growth Company	false
Entity Central Index Key	0000003153
Georgia Power Company
Document Information [Line Items]
Entity File Number	1-6468
Entity Registrant Name	Georgia Power Company
Entity Tax Identification Number	58-0257110
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	241 Ralph McGill Boulevard, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-6526
Entity Emerging Growth Company	false
Entity Central Index Key	0000041091
Georgia Power Company | Series 2017A 5.00% Junior Subordinated Notes due 2077
Document Information [Line Items]
Title of 12(b) Security	Series 2017A 5.00% Junior Subordinated Notes due 2077
Trading Symbol	GPJA
Security Exchange Name	NYSE
Mississippi Power Company
Document Information [Line Items]
Entity File Number	001-11229
Entity Registrant Name	Mississippi Power Company
Entity Tax Identification Number	64-0205820
Entity Incorporation, State or Country Code	MS
Entity Address, Address Line One	2992 West Beach Boulevard
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	228
Local Phone Number	864-1211
Entity Emerging Growth Company	false
Entity Central Index Key	0000066904
Southern Power Company
Document Information [Line Items]
Entity File Number	001-37803
Entity Registrant Name	Southern Power Company
Entity Tax Identification Number	58-2598670
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Ivan Allen Jr. Boulevard, N.W.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-5000
Entity Emerging Growth Company	false
Entity Central Index Key	0001160661
Southern Power Company | Series 2016B 1.850% Senior Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 2016B 1.850% Senior Notes due 2026
Trading Symbol	SO/26A
Security Exchange Name	NYSE
Southern Company Gas
Document Information [Line Items]
Entity File Number	1-14174
Entity Registrant Name	Southern Company Gas
Entity Tax Identification Number	58-2210952
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	725 W. Peachtree Street, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	584-4000
Entity Emerging Growth Company	false
Entity Central Index Key	0001004155